Liabilities related to associates and joint ventures (Details Narrative) R$ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022	Dec. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 BRL (R$)
Liabilities Related To Associates And Joint Ventures
Financial debt held by creditors			$ 4,800
Long-term unsecured debt			3,900
Fund of reparation and compensation programs			1,000
Interest and monetary adjustments			31,000	R$ 155,000
Judicial deposits							$ 2,100	R$ 10,300
Additional provisions related to environment			$ 1,200
Discounted rate			8.90%	8.90%	9.51%
Federal tax and social security debts	$ 2,300	R$ 11,000
Deferred income tax asset over the provision			$ 1,078
Capitalization of expenses			$ 703	R$ 3,404
Gain on equity results and other results in associates and joint ventures						$ 33